As filed with the Securities and Exchange Commission on March 31, 2006

                                               REGISTRATION NO. 333-123421
================================================================================

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          PRE-EFFECTIVE AMENDMENT NO.    POST-EFFECTIVE AMENDMENT NO. 1
                                     --

                        (Check appropriate box or boxes)
                             ----------------------
                          NEUBERGER BERMAN INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1221
                   (Names and Addresses of agents for service)




                       -----------------------------------
     For the new shares of Lehman Brothers Core Bond Fund, a series of Neuberger Berman Income Funds, the date of the public offering was June 13, 2005. The public offering of shares of Registrant's series is on going. The title of securities being registered is shares of beneficial interest.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

     No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                          NEUBERGER BERMAN INCOME FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement on Form N-14

     Part C - Other Information

     Signature Pages

     Exhibits

     The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement on Form N-14, filed March 18, 2005, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Prospectus/Proxy Statement and Statement of Additional Information, each dated April 30, 2005, filed with the Securities and Exchange Commission under Rule 497 on April 29, 2005 and May 9, 2005, respectively, File No. 333-123421.

                                     PART C

                                OTHER INFORMATION

ITEM 15.      INDEMNIFICATION

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreements between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

     Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

     Section 6 of the Sub-Advisory Agreement between NB Management and Lincoln Capital Fixed Income Management Company LLC ("Lincoln Capital") with respect to the Registrant or any series thereof, provides that neither Lincoln Capital nor any director, officer or employee of Lincoln Capital performing services for any series of the Registrant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

     Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.          EXHIBITS

                Exhibit            Description
                Number
                (1)          (a)  Restated  Certificate of Trust.  Incorporated
                                  by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                  (Filed December 29, 1998).

                             (b) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  February 23, 1996).

                             (c) Amended Trust Instrument Schedule A - Listing the current series and classes of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Nos. 002-85229 and 811-3802 (Filed
                                  December 19, 2005).

                (2)          By-Laws   of   Neuberger   Berman   Income   Funds.
                             Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration
                             Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                (3)          Voting trust agreement. (Not applicable)

                (4) Agreement and Plan of Reorganization and Termination. Incorporated by Reference to Registrant's Registration Prospectus/Proxy
                             Statement filed under Rule 497, File Nos. 333-123421 and 811-3802 (Filed April 29, 2005).

                (5)          Provisions  of  instruments  defining the rights of
                             holders  of   securities   are   contained  in  the
                             Registrant's Trust Instrument and By-laws.

                (6)          (a)  Management  Agreement Between Neuberger Berman
                                  Income Funds and Neuberger Berman Management Inc. Incorporated by Reference to
                                  Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  February 27, 2004).

                             (b) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Neuberger Berman Income
                                  Funds. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  February 27, 2004).

                             (c) Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Funds where Lehman Brothers Asset Management LLC is the Sub-Advisor. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  June 1, 2005).

                             (d) Amended Schedule A and B to the Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Funds where Lehman Brothers Asset Management LLC is the Sub-Advisor. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Nos. 002-85229 and 811-3802 (Filed December 19, 2005).

                             (e) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  June 1, 2005).

                             (f) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Nos. 002-85229 and 811-3802 (Filed December 19, 2005).

                (7)          (a)  Distribution   Agreement   Between   Neuberger
                                  Berman  Income  Funds  and  Neuberger   Berman
                                  Management Inc. with Respect to Investor Class
                                  Shares.    Incorporated    by   Reference   to
                                  Post-Effective    Amendment    No.    42    to
                                  Registrant's  Registration  Statement  on Form
                                  N-1A,  File Nos.  2-85229 and 811-3802  (Filed
                                  February 27, 2004).

                             (b) Amended Schedule A to the Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Nos. 002-85229 and 811-3802 (Filed December 19, 2005).

                             (c) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  February 27, 2004).

                             (d) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  February 27, 2004).

                             (e) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  June 1, 2005).

                             (f) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

                             (g) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Nos. 002-85229 and 811-3802 (Filed
                                  December 19, 2005).

                (8) Bonus, profit sharing, pension or other similar contracts or arrangements. (Not applicable)


                (9)          (a)  Custodian  Contract  Between  Neuberger Berman
                                  Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  February 23, 1996).

                             (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                                  January 31, 1997).

                (10)         (a)  Plan  Pursuant  to Rule 12b-1 with  Respect to
                                  Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

                             (b) Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, File Nos. 002-85229 and 811-3802 (Filed
                                  December 19, 2005).

                (11) Opinion and consent of counsel as to the legality of the shares being registered. Incorporated by Reference to Registrant's Registration Statement on Form N-14, File Nos. 333-123421 and 811-3802 (Filed
                             March 18, 2005).

                (12)         Opinion of counsel  regarding  certain tax matters.
                             (Filed herewith)

                (13)         (a)  (i)  Transfer  Agency  and  Service  Agreement
                                       Between Neuberger Berman Income Funds and
                                       State  Street  Bank  and  Trust  Company.
                                       Incorporated      by     Reference     to
                                       Post-Effective   Amendment   No.   21  to
                                       Registrant's  Registration  Statement  on
                                       Form N-1A, File Nos. 2-85229 and 811-3802
                                       (Filed February 23, 1996).

                                  (ii) First  Amendment  to Transfer  Agency and
                                       Service   Agreement   between   Neuberger
                                       Berman Income Funds and State Street Bank
                                       and  Trust   Company.   Incorporated   by
                                       Reference to Post-Effective Amendment No.
                                       21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                                 (iii) Schedule  of   Compensation   under  the
                                       Transfer  Agency and Service  Agreement.
                                       Incorporated     by     Reference     to
                                       Post-Effective   Amendment   No.  23  to
                                       Registrant's  Registration  Statement on
                                       Form  N-1A,   File  Nos.   2-85229   and
                                       811-3802 (Filed January 31, 1997).

                             (b) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to
                                       Post-Effective   Amendment   No.  42  to
                                       Registrant's  Registration  Statement on
                                       Form  N-1A,   File  Nos.   2-85229   and
                                       811-3802 (Filed February 27, 2004).

                             (c) Amended Schedule A to the Administration Agreement Between Neuberger Berman
                                       Income   Funds  and   Neuberger   Berman
                                       Management Inc. with Respect to Investor
                                       Class Shares  Incorporated  by Reference
                                       to  Post-Effective  Amendment  No. 48 to
                                       Registrant's  Registration  Statement on
                                       Form  N-1A,  File  Nos.   002-85229  and
                                       811-3802 (Filed December 19, 2005).


                             (d) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to
                                       Post-Effective   Amendment   No.  42  to
                                       Registrant's  Registration  Statement on
                                       Form  N-1A,   File  Nos.   2-85229   and
                                       811-3802 (Filed February 27, 2004).

                             (e) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to
                                       Post-Effective   Amendment   No.  42  to
                                       Registrant's  Registration  Statement on
                                       Form  N-1A,   File  Nos.   2-85229   and
                                       811-3802 (Filed February 27, 2004).

                             (f) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

                             (g) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

                              (h) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to
                                       Post-Effective   Amendment   No.  48  to
                                       Registrant's  Registration  Statement on
                                       Form  N-1A,  File  Nos.   002-85229  and
                                       811-3802 (Filed December 19, 2005).

                (14)         (a)

                                       Consent of Independent Registered Public
                                       Accounting  Firm.  Previously filed with
                                       Registrant's  Registration Statement  on
                                       Form  N-14,  File  Nos.  333-123421  and
                                       811-3802 (Filed March 18, 2005).

                (15) Financial Statements omitted from Part B. (Not applicable)


                (16)         (a)       Power  of   Attorney.   Incorporated   by
                                       Reference  to  Registrant's  Registration
                                       Statement   on  Form   N-14   File   Nos.
                                       333-123421 and 811-3802  (Filed March 18,
                                       2005).


                (17)         Additional Exhibits.

                             (a) Code of Ethics for Registrant, Investment Adviser and Underwriter. Incorporated by Reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).

                             (b) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                                       (Filed March 18, 2005).

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Neuberger Berman Income Funds, has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 31st day of March 2006.

                                       NEUBERGER BERMAN INCOME FUNDS


                                       By:  /s/ Jack L. Rivkin
                                            ------------------------------
                                       Name:   Jack L. Rivkin*
                                       Title:  President and Director


     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the date indicated.



Signature                           Title                               Date


                             Chairman of the Board, Chief
/s/ Peter E. Sundman         Executive Officer and Trustee      March 31, 2006
-----------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin              President and Trustee           March 31, 2006
-----------------------------
Jack L. Rivkin*

                             Treasurer and Principal Financial
/s/ John M. McGovern              and Accounting Officer        March 31, 2006
-----------------------------
John M. McGovern

/s/ John Cannon                        Trustee                  March 31, 2005
-----------------------------
John Cannon*

/s/ Faith Colish                       Trustee                  March 31, 2006
-----------------------------
Faith Colish*

/s/ C. Anne Harvey                     Trustee                  March 31, 2006
-----------------------------
C. Anne Harvey*

/s/ Barry Hirsch                       Trustee                  March 31, 2006
-----------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                   Trustee                  March 31, 2006
-----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                   Trustee                  March 31, 2006
-----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                  Trustee                  March 31, 2006
-----------------------------
Edward I. O'Brien*

/s/ William E. Rulon                   Trustee                  March 31, 2006
-----------------------------
William E. Rulon*

                                       Trustee                  March   , 2006
-----------------------------
Cornelius T. Ryan

/s/ Tom Decker Seip                    Trustee                  March 31, 2006
-----------------------------
Tom Decker Seip*

/s/ Candace L. Straight                Trustee                  March 31, 2006
-----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                     Trustee                  March 31, 2006
-----------------------------
Peter P. Trapp*



* Signatures affixed by Lori Schneider on March 31, 2006 pursuant to power of attorney filed with Registrant's Registration Statement on Form N-14, File Nos. 333-123421 and 811-3802, on March 18, 2005.